Financial instruments and risk management - Capital and liquidity risk management - Additional information (Detail) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Net debt		$ (255)	$ 3,845	$ 9,587
Net cash		11,821	13,884	8,465
Buy-back of bonds	$ 1,900		2,500	$ 7,500
Borrowings		$ 12,752	15,176
Percentage of change in spot price		15.00%
Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 7,500	9,600
Borrowings at fair value		8,300	10,900
Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		4,200	4,100
Borrowings at fair value		$ 4,600	4,700
Percentage of increase in copper price		10.00%
Period of London metal exchange curve		ten-year
Decrease in carrying value of forward contract due to long-term metal pricing assumptions		$ 22	41
Increase in carrying value of forward contract due to long-term metal pricing assumptions		$ 14	22
Percentage of change in coal spot price		15.00%
Increase in carrying value of forward contract due to coal spot price assumptions		$ 181
Decrease in carrying value of forward contract due to decrease in spot price		95
Capital and liquidity risk management [member]
Disclosure Of Financial Instruments [Line Items]
Net debt		(255)	$ 3,845
Net cash		$ 300
Net debt to total capital percentage		(1.00%)	7.00%
Description of interest coverage on debt		22 times	14 times
Revolving credit facilities period		1 year
Borrowing maturity		November 2022
Description of rating agencies used		Standard & Poor’s and Moody’s investor services
Capital and liquidity risk management [member] | Rio Tinto Finance (USA) plc and Rio Tinto Finance (USA) Limited [member]
Disclosure Of Financial Instruments [Line Items]
Buy-back of bonds		$ 1,900	$ 2,500
Aggregate cash outflow before fees		2,000	$ 2,700
Capital and liquidity risk management [member] | November Two Thousand And Twenty One
Disclosure Of Financial Instruments [Line Items]
Revolving credit facilities		1,900
Capital and liquidity risk management [member] | November Two Thousand And Twenty Two
Disclosure Of Financial Instruments [Line Items]
Revolving credit facilities		$ 5,600
Bottom of range [Member] | Capital and liquidity risk management [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of underlying earnings		40.00%
Top of range [Member] | Capital and liquidity risk management [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of underlying earnings		60.00%